Improvements to Concession Assets - Summary of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	$ 13,763,840	$ 12,063,383	$ 10,982,860
Additions	3,021,269	1,535,460	1,194,803
Divestitures	(10,307)
Currency translation effect	83,050	164,997	(114,280)
Ending balance	16,857,852	13,763,840	12,063,383
Construction in-progress [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	2,684,629	782,005	2,382,118
Additions	3,586,390	2,153,038	1,218,757
Transfers	(928,723)	(259,621)	(2,804,400)
Currency translation effect	10,282	9,207	(14,470)
Ending balance	5,352,578	2,684,629	782,005
Improvements to concession assets [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	17,627,214	16,843,096	13,441,649
Additions	379,965	321,758	760,726
Divestitures	(24,144)		(21,977)
Transfers	928,723	259,621	2,804,400
Currency translation effect	120,768	202,739	(141,702)
Ending balance	19,032,526	17,627,214	16,843,096
Total investment [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	20,311,843	17,625,101	15,823,767
Additions	3,966,355	2,474,796	1,979,483
Divestitures	(24,144)		(21,977)
Currency translation effect	131,050	211,946	(156,172)
Ending balance	24,385,104	20,311,843	17,625,101
Accumulated amortization [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	(6,548,003)	(5,561,718)	(4,840,907)
Additions	(945,086)	(939,336)	(784,680)
Divestitures	13,837		21,977
Currency translation effect	(48,000)	(46,949)	41,892
Ending balance	$ (7,527,252)	$ (6,548,003)	$ (5,561,718)